Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Mar. 31, 2018	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018
C000198375
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value	$ 9,884	$ 21,629	$ 21,498	$ 21,062	$ 20,534	$ 21,916	$ 21,358	$ 19,625	$ 19,458	$ 18,148	$ 16,691	$ 16,867	$ 17,873	$ 18,242	$ 17,647	$ 16,391	$ 16,903	$ 16,489	$ 16,177	$ 16,909	$ 15,659	$ 16,809	$ 15,824	$ 14,825	$ 16,121	$ 16,592	$ 14,757	$ 16,151	$ 17,164	$ 18,525	$ 18,130	$ 18,694	$ 20,371	$ 19,817	$ 19,578	$ 18,514	$ 19,367	$ 18,994	$ 18,709	$ 18,128	$ 18,493	$ 17,446	$ 16,637	$ 16,494	$ 16,779	$ 16,399	$ 14,873	$ 15,261	$ 15,637	$ 14,247	$ 13,198	$ 12,810	$ 11,984	$ 10,356	$ 11,890	$ 12,849	$ 12,936	$ 12,617	$ 12,350	$ 12,285	$ 12,058	$ 12,062	$ 11,845	$ 11,024	$ 11,848	$ 11,391	$ 11,043	$ 10,747	$ 9,978	$ 10,864	$ 10,743	$ 11,506	$ 11,415	$ 10,796	$ 10,538	$ 10,216	$ 10,112
C000198380
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value	9,598	$ 31,686	31,901	29,293	28,216	30,041	29,432	27,471	26,411	25,093	22,314	22,509	24,019	23,964	23,214	21,876	19,806	19,831	18,302	18,523	17,122	18,198	17,194	16,522	18,686	19,739	17,673	19,365	19,863	22,963	22,268	23,406	25,444	25,042	24,802	23,063	24,541	23,503	22,729	21,234	21,498	20,044	19,849	19,503	19,606	18,758	16,977	17,484	18,509	16,759	15,717	14,782	13,796	11,949	13,079	13,985	13,378	12,949	12,331	11,959	11,942	12,219	11,828	11,042	11,951	11,222	10,762	10,283	9,396	10,237	10,277	11,379	11,418	10,600	10,351	10,321	9,699
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	9,736	21,635	21,244	20,603	19,669	20,577	19,933	18,904	18,697	17,747	16,224	16,672	17,511	17,861	17,240	16,135	16,065	15,905	15,498	15,865	14,831	15,758	14,968	13,838	15,261	15,860	14,500	15,831	15,863	17,435	16,888	17,324	18,430	17,756	18,021	16,887	17,690	17,198	16,907	16,489	16,415	15,613	15,088	14,620	14,667	14,037	12,508	12,781	13,269	12,379	11,717	11,453	10,870	9,597	11,135	12,128	12,143	11,803	11,373	11,136	10,947	11,173	11,011	10,290	11,000	10,579	10,429	10,075	9,276	10,230	10,029	10,832	10,814	10,451	10,113	10,046	9,770
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 9,736	$ 21,635	$ 21,244	$ 20,603	$ 19,669	$ 20,577	$ 19,933	$ 18,904	$ 18,697	$ 17,747	$ 16,224	$ 16,672	$ 17,511	$ 17,861	$ 17,240	$ 16,135	$ 16,065	$ 15,905	$ 15,498	$ 15,865	$ 14,831	$ 15,758	$ 14,968	$ 13,838	$ 15,261	$ 15,860	$ 14,500	$ 15,831	$ 15,863	$ 17,435	$ 16,888	$ 17,324	$ 18,430	$ 17,756	$ 18,021	$ 16,887	$ 17,690	$ 17,198	$ 16,907	$ 16,489	$ 16,415	$ 15,613	$ 15,088	$ 14,620	$ 14,667	$ 14,037	$ 12,508	$ 12,781	$ 13,269	$ 12,379	$ 11,717	$ 11,453	$ 10,870	$ 9,597	$ 11,135	$ 12,128	$ 12,143	$ 11,803	$ 11,373	$ 11,136	$ 10,947	$ 11,173	$ 11,011	$ 10,290	$ 11,000	$ 10,579	$ 10,429	$ 10,075	$ 9,276	$ 10,230	$ 10,029	$ 10,832	$ 10,814	$ 10,451	$ 10,113	$ 10,046	$ 9,770
iShares U.S. Consumer Focused ETF
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
iShares U.S. Tech Independence Focused ETF
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index